Financial Statements - Balance sheets (Parenthetical) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance Sheet Parathetical Abstract
Of which subordinated liabilities at fair value	€ 0	€ 0	€ 0
Of which: Subordinated liabilities at amortized cost	16,488,000,000	18,018,000,000	18,047,000,000
MEMORANDUM ITEM (OFF-BALANCE SHEET EXPOSURES)
Loan commitments given	132,584,000,000	130,923,000,000	118,959,000,000
Financial guarantees given	10,665,000,000	10,984,000,000	16,454,000,000
Contingent Commitments	€ 36,190,000,000	€ 39,209,000,000	€ 35,098,000,000